Cover	Sep. 17, 2020	Apr. 22, 2020
Cover [Abstract]
Document Type		8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2020
Entity File Number		001-05424
Entity Registrant Name		DELTA AIR LINES, INC.
Entity Central Index Key	0000027904
Entity Tax Identification Number		58-0218548
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		P.O. Box 20706
Entity Address, City or Town		Atlanta
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30320-6001
City Area Code		(404)
Local Phone Number		715-2600
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.0001 per share
Trading Symbol		DAL
Security Exchange Name		NYSE
Entity Emerging Growth Company		false